SHAREHOLDERS' EQUITY (Stock Options Under the Plans by Exercise Price) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Options outstanding at December 31, 2015
Number outstanding | shares	856,986
Options exercisable at December 31, 2015
Number outstanding | shares	684,050
0.7 - 1.95 [Member] | Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 0.7
Maximum exercise price	$ 1.95
Options outstanding at December 31, 2015
Number outstanding | shares	7,950
Weighted average exercise price	$ 1.23
Weighted average remaining contractual life (in years)	5 months 8 days
Options exercisable at December 31, 2015
Number outstanding | shares	7,950
Weighted average exercise price	$ 1.23
Weighted average remaining contractual life	5 months 8 days
2.56 - 4.86 [Member] | Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 2.56
Maximum exercise price	$ 4.86
Options outstanding at December 31, 2015
Number outstanding | shares	259,061
Weighted average exercise price	$ 3.50
Weighted average remaining contractual life (in years)	2 years 9 months 14 days
Options exercisable at December 31, 2015
Number outstanding | shares	239,061
Weighted average exercise price	$ 3.53
Weighted average remaining contractual life	2 years 8 months 12 days
5.0 - 9.64 [Member] | Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 5.0
Maximum exercise price	$ 9.64
Options outstanding at December 31, 2015
Number outstanding | shares	213,225
Weighted average exercise price	$ 6.02
Weighted average remaining contractual life (in years)	3 years 5 months 8 days
Options exercisable at December 31, 2015
Number outstanding | shares	211,225
Weighted average exercise price	$ 5.98
Weighted average remaining contractual life	3 years 5 months 5 days
10.49 - 14.52 [Member] | Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	$ 10.49
Maximum exercise price	$ 14.52
Options outstanding at December 31, 2015
Number outstanding | shares	376,750
Weighted average exercise price	$ 11.78
Weighted average remaining contractual life (in years)	3 years 6 months 29 days
Options exercisable at December 31, 2015
Number outstanding | shares	225,814
Weighted average exercise price	$ 11.49
Weighted average remaining contractual life	2 years 9 months 29 days